Income tax - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 26,245	$ 23,981
Property, plant and equipment[Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	250	126
Share issuance costs [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	2
Investment in associate [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	275
Accounts payable and accrued liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,642	600
Lease liability [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	8	10
Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,476	2,476
Non-capital losses carried forward [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 21,594	$ 20,492